As filed with the Securities and Exchange Commission on August 30, 2007

                                                     ---------------------------
                                                     OMB APPROVAL
                                                     ---------------------------
                                                     ---------------------------
Registration No. 333-144755                          OMB Number: 3235-0336
                                                     Expires March 31, 2008
                                                     Estimated average burden
                                                     hours per response 1312.9
                                                     ---------------------------

                                UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C. 20549

                                  FORM N-14

REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933                    / X /

PRE-EFFECTIVE AMENDMENT NO.   4                                            / X /

POST-EFFECTIVE AMENDMENT NO. __                                            /   /

                     OPPENHEIMER CAPITAL APPRECIATION FUND
              (Exact Name of Registrant as Specified in Charter)

            6803 South Tucson Way, Centennial, Colorado 80112-3924
                   (Address of Principal Executive Offices)

                                 303-768-3200
                (Registrant's Area Code and Telephone Number)

                              Robert G. Zack, Esq.
                   Executive Vice President & General Counsel
                             OppenheimerFunds, Inc.
                           Two World Financial Center
                               225 Liberty Street
                            New York, New York 10148
                                (212) 323-0250
                    (Name and Address of Agent for Service)

  As soon as practicable after the Registration Statement becomes effective.
                (Approximate Date of Proposed Public Offering)

     Title of Securities  Being  Registered:  Class A, Class B, Class C, Class N
and Class Y shares of Oppenheimer Capital Appreciation Fund.

     No filing fee is due because of reliance on Section 24(f) of the Investment
Company Act of 1940, as amended.

     The Registrant  hereby amends this  Registration  Statement on such date as may be necessary to delay its effective date until the  Registrant  shall file a further amendment which  specifically  states that this  Registration  Statement shall  thereafter  become  effective  in  accordance  with  Section  8(a) of the
Securities  Act of  1933  or  until  the  Registration  Statement  shall  become effective on such date as the Commission,  acting pursuant to said Section 8(a), may determine.

     This  Pre-Effective  Amendment  is being  filed to (i) revise the pro forma financial statements in Part B of the Registration  Statement,  and (ii) include updated consents of the funds' Independent Registered Public Accounting Firm.

     Part A is incorporated herein by reference from the Registration  Statement filed on August 17, 2007.

                     STATEMENT OF ADDITIONAL INFORMATION
                      TO PROSPECTUS AND PROXY STATEMENT
                                     OF
                    OPPENHEIMER CAPITAL APPRECIATION FUND

                                   PART B

                        Acquisition of the Assets of
                           OPPENHEIMER GROWTH FUND

                      By and in exchange for Shares of
                    OPPENHEIMER CAPITAL APPRECIATION FUND

     This  Statement of  Additional  Information  to this  Prospectus  and Proxy
Statement  (the  "SAI")  relates   specifically  to  the  proposed  delivery  of
substantially  all of the assets of Oppenheimer  Growth Fund ("Growth Fund") for
Class A,  Class B, Class C,  Class N and Class Y shares of  Oppenheimer  Capital
Appreciation Fund ("Capital Appreciation Fund") (the "Reorganization").

     This SAI consists of this Cover Page and the following  documents which are incorporated  into  this  SAI by  reference:  (i) the  Statement  of  Additional
Information of Growth Fund dated November 24, 2006, as  supplemented on December
15, 2006,  June 18, 2007 and July 10,  2007;  (ii) the  Statement of  Additional
Information of Capital Appreciation Fund dated October 26, 2006, as supplemented
November  24, 2006 and  December  15, 2006,  which  includes  audited  financial statements of Capital Appreciation Fund for the 12-month period ended August 31,
2006; (iii) the semi-annual  report of Capital  Appreciation Fund dated February
28, 2007, which includes unaudited  financial  statements for the 6-month period ended  February  28, 2007 (iv) the annual  report of Growth Fund which  includes audited financial statements of Growth Fund for the 12-month period ended August
31, 2006; and (v) the semi-annual report of Growth Fund dated February 28, 2007, which  includes  unaudited  financial  statements  for the 6-month  period ended
February 28, 2007.

     This SAI is not a Prospectus;  you should read this SAI in conjunction with the combined  Prospectus and Proxy Statement dated September 6, 2007 relating to the Reorganization. You can request a copy of the Prospectus and Proxy Statement by calling 1.800.647.1963,  by visiting the website at  www.oppenheimerfunds.com or by writing  OppenheimerFunds  Services  at P.O.  Box 5270,  Denver,  Colorado
80217. The date of this SAI is September 6, 2007.

                         PRO FORMA FINANCIAL STATEMENTS

     Shown below are unaudited pro forma  financial  statements for the combined
Capital  Appreciation Fund,  assuming the Reorganization had been consummated as of May 31, 2007.  The first table  presents pro forma  Statements  of Assets and
Liabilities  for the  combined  Capital  Appreciation  Fund.  The  second  table
presents  pro  forma   Statements  of  Operations   for  the  combined   Capital
Appreciation Fund. The third table presents a pro forma Statement of Investments for the combined Capital Appreciation Fund.

     The unaudited pro forma  statement of  investments  and statement of assets
and   liabilities   reflect  the  financial   position  of  Growth  and  Capital
Appreciation  Funds at May 31,  2007.  The  unaudited  pro  forma  statement  of operations reflects the results of operations of Growth and Capital Appreciation
Funds  for the year  ended  May 31,  2007.  The  unaudited  pro  forma  combined financial  statements may not necessarily be  representative  of what the actual combined financial statements would have been had the Reorganization occurred at
May 31, 2007.  The  historical  cost of  investment  securities  will be carried forward to the  surviving  entity and results of  operations  of Growth Fund for pre-combination  periods will not be restated. The unaudited pro forma statement of investments,  and statements of assets and liabilities and operations  should be read in  conjunction  with the historical  financial  statements of the Funds incorporated  by reference in the Statements of Additional  Information for each
Fund.

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                     OPPENHEIMER                   OPPENHEIMER
                                                                                 CAPITAL APPRECIATION                GROWTH
                                                                                        FUND                          FUND
                                                                          ----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)        $             8,173,586,220            $    1,325,715,325
   Affiliated Companies (cost $61,553,901 and $557,986)                                    61,553,901                       557,986
Unrealized appreciation on foreign currency contracts                                           1,444                             -
Receivables and other assets:
   Investments sold                                                                        60,278,659                     5,876,568
   Shares of beneficial interest sold                                                       3,399,456                       130,695
   Interest and dividends                                                                   3,289,582                       442,462
   Other                                                                                    2,301,632                       820,127
                                                                          ----------------------------------------------------------
Total assets                                                                            8,304,410,894                 1,333,543,163
                                                                          ----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                              6,774,054                       391,803
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                2,703,328                             -
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                        -                     1,186,080
Unrealized depreciation on foreign currency contracts                                           2,062                             -
Payables and other liabilities:
   Investments purchased                                                                   32,657,631                     3,751,613
   Shares of beneficial interest redeemed                                                   4,262,440                       913,880
   Distributions and service plan fees                                                      2,927,053                       491,144
   Trustees' and Directors' fees                                                            1,060,979                       263,919
   Shareholder reports                                                                        682,258                       213,159
   Transfer and shareholder servicing agent fees                                            1,461,217                       248,425
   Other                                                                                      166,710                        45,537
                                                                          ----------------------------------------------------------
Total liabilities                                                                          52,697,732                     7,505,560
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                $                   165,786            $           38,640
Additional paid-in capital                                                              6,288,330,215                 1,518,814,682
Undistributed net investment loss                                                         (21,588,563)                   (8,442,783)
Accumulated net realized loss from investments and
   foreign currency transactions                                                          (84,382,598)                 (424,199,692)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                          2,069,188,322                   239,826,756
                                                                          ----------------------------------------------------------
NET ASSETS                                                                $             8,251,713,162            $    1,326,037,603
                                                                          ==========================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                         -----------------------------------------------------------

ASSETS:
Investments, at value - see accompanying statement of investments:
   Unaffiliated Companies (cost $6,104,353,746 and $1,085,051,418)                                   $                9,499,301,545
   Affiliated Companies (cost $61,553,901 and $557,986)                                                                  62,111,887
Unrealized appreciation on foreign currency contracts                                                                         1,444
Receivables and other assets:
   Investments sold                                                                                                      66,155,227
   Shares of beneficial interest sold                                                                                     3,530,151
   Interest and dividends                                                                                                 3,732,044
   Other                                                                                                                  3,121,759
                                                                         -----------------------------------------------------------
Total assets                                                                                                          9,637,954,057
                                                                         -----------------------------------------------------------
LIABILITIES:
Bank overdraft                                                                                                            7,165,857
Bank overdraft - foreign currencies (cost $2,700,876 and $0)                                                              2,703,328
Options written, at value (premiums received $0 and $348,928) -
   see accompanying statement of investments                                                                              1,186,080
Unrealized depreciation on foreign currency contracts                                                                         2,062
Payables and other liabilities:
   Investments purchased                                                                                                 36,409,244
   Shares of beneficial interest redeemed                                                                                 5,176,320
   Distributions and service plan fees                                                                                    3,418,197
   Trustees' and Directors' fees                                                                                          1,324,898
   Shareholder reports                                                                                                      895,417
   Transfer and shareholder servicing agent fees                                                                          1,709,642
   Other                                                                                                                    212,247
                                                                         -----------------------------------------------------------
Total liabilities                                                                           -                            60,203,292
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================
COMPOSITION OF NET ASSETS:
Par value of shares of beneficial interest                                            (11,975) (1)   $                      192,451
Additional paid-in capital                                                             11,975  (1)                    7,807,156,872
Undistributed net investment loss                                                                                       (30,031,346)
Accumulated net realized loss from investments and
   foreign currency transactions                                                                                       (508,582,290)
Net unrealized appreciation on investments and translation
   of assets and liabilities denominated in foreign currencies                                                        2,309,015,078
                                                                         -----------------------------------------------------------
NET ASSETS                                                                                  -        $                9,577,750,765
                                                                         ===========================================================

PRO FORMA COMBINING STATEMENTS OF ASSETS AND LIABILITIES MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                           OPPENHEIMER              OPPENHEIMER
                                                                                      CAPITAL APPRECIATION            GROWTH
                                                                                              FUND                     FUND
                                                                                   -------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $50.55                   $34.89

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                $53.63                   $37.02

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $46.04                   $31.56

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $45.67                   $32.09

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $49.73                   $34.44

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                 $52.03                   $35.28

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                                       PROFORMA              OPPENHEIMER
                                                                                     ADJUSTMENTS         CAPITAL APPRECIATION FUND
                                                                                   ------------------------------------------------

NET ASSET VALUE PER SHARE
Class A Shares:
Net asset value and redemption price per share (based on net assets of
$5,489,990,576, $1,046,003,991, and $6,535,994,567 and 108,602,491, 29,980,796,
and 129,294,458 shares of beneficial interest outstanding for Oppenheimer
Capital Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $50.55  (2)

Maximum offering price per share (net asset value plus sales charge of 5.75%
of offering price)                                                                                                       $53.63  (2)

Class B Shares:
Net asset value and redemption price per share (based on net assets of
$796,693,298, $145,225,553, and $941,918,851 and 17,304,340, 4,602,189 and
20,458,669 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $46.04  (2)

Class C Shares:
Net asset value and redemption price per share (based on net assets of
$701,984,216, $79,787,875, and $781,772,091 and 15,371,738, 2,486,491 and
17,118,886 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $45.67  (2)

Class N Shares:
Net asset value and redemption price per share (based on net assets of
$260,958,913, $16,094,846, and $277,053,759 and 5,247,496, 467,281 and 5,571,139
shares of beneficial interest outstanding for Oppenheimer Capital Appreciation
Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $49.73  (2)

Class Y Shares:
Net asset value and redemption price per share (based on net assets of
$1,002,086,159, $38,925,338, and $1,041,011,497 and 19,259,578, 1,103,461 and
20,007,703 shares of beneficial interest outstanding for Oppenheimer Capital
Appreciation Fund, Oppenheimer Growth Fund
and combined Oppenheimer Capital Appreciation Fund, respectively)                                                        $52.03  (2)

(1)  Represents the issuance of shares of Capital Appreciation Fund in a tax-free exchange.

(2)  Oppenheimer Growth Fund Class A shares will be exchanged for Oppenheimer
     Capital Appreciation Fund Class A shares. Oppenheimer Growth Fund Class B shares will be exchanged for Oppenheimer Capital Appreciation Fund Class B shares. Oppenheimer Growth Fund Class C shares will be exchanged for
     Oppenheimer Capital Appreciation Fund Class C shares. Oppenheimer Growth
     Fund Class N shares will be exchanged for Oppenheimer Capital Appreciation
     Fund Class N shares. Oppenheimer Growth Fund Class Y shares will be exchanged for Oppenheimer Capital Appreciation Fund Class Y shares.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                                                                OPPENHEIMER                      OPPENHEIMER
                                                                            CAPITAL APPRECIATION                   GROWTH
                                                                                   FUND                             FUND
                                                                        ----------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240)                                $             59,970,313         $              5,619,240
   Affiliated companies                                                                2,061,830                           72,892
Interest                                                                               1,853,989                          156,268
Portfolio lending fees                                                                   123,271                                -
Other income                                                                             205,526                          103,694
                                                                        ----------------------------------------------------------
   Total income                                                                       64,214,929                        5,952,094
                                                                        ----------------------------------------------------------
EXPENSES:
Management fees                                                                       44,572,491                        8,452,625
Distribution and service plan fees:
   Class A                                                                            12,805,749                        2,281,755
   Class B                                                                             8,321,546                        1,498,137
   Class C                                                                             6,646,077                          735,105
   Class N                                                                             1,283,299                           71,172
Transfer and shareholder servicing agent fees:
   Class A                                                                            12,639,803                        2,375,002
   Class B                                                                             2,235,346                          408,232
   Class C                                                                             1,533,530                          258,014
   Class N                                                                               833,582                           50,361
   Class Y                                                                               717,812                          114,279
Shareholder communications:
   Class A                                                                               790,532                          321,952
   Class B                                                                               360,744                          110,358
   Class C                                                                               132,203                           30,392
   Class N                                                                                17,999                            3,449
Trustees' compensation                                                                   367,892                           56,105
Custodian fees and expenses                                                              161,453                            9,359
Other                                                                                    253,246                           87,284
                                                                        ----------------------------------------------------------
Total Expenses                                                                        93,673,304                       16,863,581
Less reduction to custodian expenses                                                      (5,184)                               -
Less waivers and reimbursements of expenses                                              (39,046)                         (16,653)
                                                                        ----------------------------------------------------------
Net Expenses                                                                          93,629,074                       16,846,928
                                                                        ----------------------------------------------------------

                                                                                                              PRO FORMA
                                                                                                               COMBINED
                                                                             PROFORMA                        OPPENHEIMER
                                                                           ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      -------------------------------------------------------------

INVESTMENT INCOME:
Dividends:
   Unaffiliated companies (net of foreign withholding taxes
   of $1,834,603, $70,637 and $1,905,240)                                                            $                   65,589,553
   Affiliated companies                                                                                                  2,134,722
Interest                                                                                                                 2,010,257
Portfolio lending fees                                                                                                     123,271
Other income                                                                                                               309,220
                                                                      -------------------------------------------------------------
   Total income                                                                                                         70,167,023
                                                                      -------------------------------------------------------------
EXPENSES:
Management fees                                                                   (1,993,334) (1)                       51,031,782
Distribution and service plan fees:
   Class A                                                                                                              15,087,504
   Class B                                                                                                               9,819,683
   Class C                                                                                                               7,381,182
   Class N                                                                                                               1,354,471
Transfer and shareholder servicing agent fees:
   Class A                                                                                                              15,014,805
   Class B                                                                                                               2,643,578
   Class C                                                                                                               1,791,544
   Class N                                                                                                                 883,943
   Class Y                                                                                                                 832,091
Shareholder communications:
   Class A                                                                                                               1,112,484
   Class B                                                                                                                 471,102
   Class C                                                                                                                 162,595
   Class N                                                                                                                  21,448
Trustees' compensation                                                                                                     423,997
Custodian fees and expenses                                                                                                170,812
Other                                                                                                                      340,530
                                                                      -------------------------------------------------------------
Total Expenses                                                                    (1,993,334)                          108,543,551
Less reduction to custodian expenses                                                                                        (5,184)
Less waivers and reimbursements of expenses                                                                                (55,699)
                                                                      -------------------------------------------------------------
Net Expenses                                                                      (1,993,334)                          108,482,668
                                                                      -------------------------------------------------------------

(1)  Decrease due to the acquiring fund reaching a breakpoint in the advisory fee.

PRO FORMA COMBINING STATEMENTS OF OPERATIONS FOR THE YEAR ENDED MAY 31, 2007
(UNAUDITED)

                                                                                  OPPENHEIMER                      OPPENHEIMER
                                                                              CAPITAL APPRECIATION                   GROWTH
                                                                                     FUND                             FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                 $                (29,414,145)        $            (10,894,834)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                           431,323,083                      112,257,720
   Foreign currency transactions                                                         4,953,343                                -
                                                                      --------------------------------------------------------------
Net realized loss                                                                      436,276,426                      112,257,720
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                          943,128,079                      124,001,360
  Translation of assets and liabilities denominated
     in foreign currencies                                                              (4,849,769)                               -
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                  938,278,310                      124,001,360
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                          $              1,345,140,591         $            225,364,246
                                                                      ==============================================================

                                                                                                               PRO FORMA
                                                                                                                COMBINED
                                                                              PROFORMA                        OPPENHEIMER
                                                                            ADJUSTMENTS                  CAPITAL APPRECIATION FUND
                                                                      --------------------------------------------------------------

NET INVESTMENT INCOME                                                                             $                     (40,308,979)
                                                                      --------------------------------------------------------------
REALIZED AND UNREALIZED GAIN (LOSS):
Net realized gain (loss) on:
   Investments:
      Unaffiliated companies                                                                                            543,580,803
   Foreign currency transactions                                                                                          4,953,343
                                                                      --------------------------------------------------------------
Net realized loss                                                                                                       548,534,146
                                                                      --------------------------------------------------------------

Net change in unrealized appreciation (depreciation) on:
  Investments                                                                                                         1,067,129,439
  Translation of assets and liabilities denominated
     in foreign currencies                                                                                               (4,849,769)
                                                                      --------------------------------------------------------------
Net change in unrealized appreciation                                                                                 1,062,279,670
                                                                      --------------------------------------------------------------
NET INCREASE IN NET ASSETS
   RESULTING FROM OPERATIONS                                                                      $                   1,570,504,837
                                                                      ==============================================================

PRO FORMA COMBINING STATEMENTS OF INVESTMENTS MAY 31, 2007 (UNAUDITED)
OPPENHEIMER CAPITAL APPRECIATION FUND AND OPPENHEIMER GROWTH FUND

                                            OPPENHEIMER                             OPPENHEIMER
                                            CAPITAL       OPPENHEIMER               CAPITAL        OPPENHEIMER
                                            APPRECIATION  GROWTH       COMBINED     APPRECIATION   GROWTH         COMBINED
                                            FUND          FUND         PROFORMA     FUND           FUND           PROFORMA
                                            SHARES        SHARES       SHARES       VALUE          VALUE          VALUE
-------------------------------------------------------------------------------------------------------------------------------

COMMON STOCKS--99.2%
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER DISCRETIONARY--10.5%
-------------------------------------------------------------------------------------------------------------------------------
HOTELS, RESTAURANTS & LEISURE--1.7%
International Game Technology                          0      303,200      303,200  $           0  $  12,185,608  $  12,185,608
-------------------------------------------------------------------------------------------------------------------------------
Las Vegas Sands Corp. 1                        1,007,910            0    1,007,910     78,637,138              0     78,637,138
-------------------------------------------------------------------------------------------------------------------------------
Starbucks Corp. 1                              2,053,300      347,800    2,401,100     59,155,573     10,020,118     69,175,691
                                                                                    -------------------------------------------
                                                                                      137,792,711     22,205,726    159,998,437
-------------------------------------------------------------------------------------------------------------------------------
MEDIA--1.9%
Comcast Corp., Cl. A 1                                 0      618,700      618,700              0     16,958,567     16,958,567
-------------------------------------------------------------------------------------------------------------------------------
Comcast Corp., Cl. A Special, Non-Vtg. 1       4,188,753            0    4,188,753    113,850,293              0    113,850,293
-------------------------------------------------------------------------------------------------------------------------------
XM Satellite Radio Holdings, Inc., Cl. A 1     4,576,630            0    4,576,630     52,997,375              0     52,997,375
                                                                                    -------------------------------------------
                                                                                      166,847,668     16,958,567    183,806,235
-------------------------------------------------------------------------------------------------------------------------------
MULTILINE RETAIL--3.1%
J.C. Penney Co., Inc. (Holding Co.)            1,345,360      157,900    1,503,260    108,274,573     12,707,792    120,982,365
-------------------------------------------------------------------------------------------------------------------------------
Kohl's Corp. 1                                   615,690      159,000      774,690     46,373,771     11,975,880     58,349,651
-------------------------------------------------------------------------------------------------------------------------------
Target Corp.                                   1,534,220      302,700    1,836,920     95,781,355     18,897,561    114,678,916
                                                                                    -------------------------------------------
                                                                                      250,429,699     43,581,233    294,010,932
-------------------------------------------------------------------------------------------------------------------------------
SPECIALTY RETAIL--2.7%
Staples, Inc.                                  4,304,400    1,184,500    5,488,900    107,868,264     29,683,570    137,551,834
-------------------------------------------------------------------------------------------------------------------------------
Tiffany & Co.                                    926,780      208,200    1,134,980     48,720,825     10,945,074     59,665,899
-------------------------------------------------------------------------------------------------------------------------------
TJX Cos., Inc. (The)                           2,152,440            0    2,152,440     60,203,747              0     60,203,747
-------------------------------------------------------------------------------------------------------------------------------
Williams Sonoma, Inc.                                  0      153,700      153,700              0      5,208,893      5,208,893
                                                                                    -------------------------------------------
                                                                                      216,792,836     45,837,537    262,630,373
-------------------------------------------------------------------------------------------------------------------------------
TEXTILES, APPAREL & LUXURY GOODS--1.1%
Polo Ralph Lauren Corp., Cl. A                   900,890      211,900    1,112,790     87,863,802     20,666,607    108,530,409
-------------------------------------------------------------------------------------------------------------------------------
CONSUMER STAPLES--7.2%
-------------------------------------------------------------------------------------------------------------------------------
BEVERAGES--1.6%
Fomento Economico Mexicano SA de CV, UBD       9,569,500            0    9,569,500     38,137,213              0     38,137,213
-------------------------------------------------------------------------------------------------------------------------------
PepsiCo, Inc.                                  1,316,010      321,100    1,637,110     89,922,963     21,940,763    111,863,726
                                                                                    -------------------------------------------
                                                                                      128,060,176     21,940,763    150,000,939
-------------------------------------------------------------------------------------------------------------------------------
FOOD & STAPLES RETAILING--2.0%
Costco Wholesale Corp.                         2,044,810            0    2,044,810    115,470,421              0    115,470,421
-------------------------------------------------------------------------------------------------------------------------------
Kroger Co. (The)                                       0      444,000      444,000              0     13,462,080     13,462,080
-------------------------------------------------------------------------------------------------------------------------------
Ruddick Corp.                                          0      221,500      221,500              0      6,930,735      6,930,735
-------------------------------------------------------------------------------------------------------------------------------
Sysco Corp.                                    1,765,940            0    1,765,940     58,487,933              0     58,487,933
                                                                                    -------------------------------------------
                                                                                      173,958,354     20,392,815    194,351,169
-------------------------------------------------------------------------------------------------------------------------------
FOOD PRODUCTS--2.0%
Cadbury Schweppes plc                          3,587,490            0    3,587,490     50,471,499              0     50,471,499
-------------------------------------------------------------------------------------------------------------------------------
Nestle SA                                        327,863            0      327,863    127,686,684              0    127,686,684
-------------------------------------------------------------------------------------------------------------------------------
Wm. Wrigley Jr. Co.                                    0      247,100      247,100              0     14,480,060     14,480,060
                                                                                    -------------------------------------------
                                                                                      178,158,183     14,480,060    192,638,243
-------------------------------------------------------------------------------------------------------------------------------
HOUSEHOLD PRODUCTS--1.6%
Colgate-Palmolive Co.                                  0      240,000      240,000              0     16,070,400     16,070,400
-------------------------------------------------------------------------------------------------------------------------------
Procter & Gamble Co. (The)                             0      505,200      505,200              0     32,105,460     32,105,460
-------------------------------------------------------------------------------------------------------------------------------
Reckitt Benckiser plc                          1,884,099            0    1,884,099    102,446,158              0    102,446,158
                                                                                    -------------------------------------------
                                                                                      102,446,158     48,175,860    150,622,018
-------------------------------------------------------------------------------------------------------------------------------
ENERGY--7.2%
-------------------------------------------------------------------------------------------------------------------------------
ENERGY EQUIPMENT & SERVICES--3.6%
National Oilwell Varco, Inc. 1                         0      155,000      155,000              0     14,639,750     14,639,750
-------------------------------------------------------------------------------------------------------------------------------
Schlumberger Ltd.                              2,320,610      283,100    2,603,710    180,705,901     22,044,997    202,750,898
-------------------------------------------------------------------------------------------------------------------------------
Smith International, Inc.                      2,231,180            0    2,231,180    123,852,802              0    123,852,802
                                                                                    -------------------------------------------
                                                                                      304,558,703     36,684,747    341,243,450
-------------------------------------------------------------------------------------------------------------------------------
OIL & GAS--3.6%
Apache Corp.                                           0      230,000      230,000              0     18,572,500     18,572,500
-------------------------------------------------------------------------------------------------------------------------------
Kinder Morgan Management LLC 1                   895,214            0      895,214     45,861,813              0     45,861,813
-------------------------------------------------------------------------------------------------------------------------------
Occidental Petroleum Corp.                     1,918,670      382,100    2,300,770    105,469,290     21,004,037    126,473,327
-------------------------------------------------------------------------------------------------------------------------------
Range Resources Corp.                          1,720,910      276,500    1,997,410     66,668,053     10,711,610     77,379,663
-------------------------------------------------------------------------------------------------------------------------------
XTO Energy, Inc.                               1,292,710            0    1,292,710     74,990,107              0     74,990,107
                                                                                    -------------------------------------------
                                                                                      292,989,263     50,288,147    343,277,410
-------------------------------------------------------------------------------------------------------------------------------
FINANCIALS--11.4%
-------------------------------------------------------------------------------------------------------------------------------
CAPITAL MARKETS--5.3%
Franklin Resources, Inc.                         446,830            0      446,830     60,652,704              0     60,652,704
-------------------------------------------------------------------------------------------------------------------------------
Goldman Sachs Group, Inc. (The)                  477,340       62,400      539,740    110,179,619     14,403,168    124,582,787
-------------------------------------------------------------------------------------------------------------------------------
Legg Mason, Inc.                                 955,400      149,300    1,104,700     96,524,062     15,083,779    111,607,841
-------------------------------------------------------------------------------------------------------------------------------
Nomura Securities Co. Ltd.                       675,740            0      675,740     13,888,329              0     13,888,329
-------------------------------------------------------------------------------------------------------------------------------
Northern Trust Corp.                             999,630            0      999,630     65,055,920              0     65,055,920
-------------------------------------------------------------------------------------------------------------------------------
TD Ameritrade Holding Corp. 1                          0      675,000      675,000                    13,857,750     13,857,750
-------------------------------------------------------------------------------------------------------------------------------
UBS AG                                         1,736,200            0    1,736,200    113,261,251              0    113,261,251
                                                                                    -------------------------------------------
                                                                                      459,561,885     43,344,697    502,906,582
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL BANKS--0.1%
Wachovia Corp.                                         0      236,600      236,600              0     12,821,354     12,821,354
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED FINANCIAL SERVICES--1.4%
Chicago Mercantile Exchange (The)                232,500       23,900      256,400    123,457,500     12,690,900    136,148,400
-------------------------------------------------------------------------------------------------------------------------------
INSURANCE--3.8%
American International Group, Inc.             1,684,400      746,000    2,430,400    121,849,496     53,965,640    175,815,136
-------------------------------------------------------------------------------------------------------------------------------
Hartford Financial Services Group, Inc.
(The)                                            610,050            0      610,050     62,938,859              0     62,938,859
-------------------------------------------------------------------------------------------------------------------------------
Prudential Financial, Inc.                     1,239,560            0    1,239,560    126,459,911              0    126,459,911
                                                                                    -------------------------------------------
                                                                                      311,248,266     53,965,640    365,213,906
-------------------------------------------------------------------------------------------------------------------------------
REAL ESTATE MANAGEMENT & DEVELOPMENT--0.8%
CB Richard Ellis Group, Inc., Cl. A 1          1,774,840            0    1,774,840     66,059,545              0     66,059,545
-------------------------------------------------------------------------------------------------------------------------------
Jones Lang LaSalle, Inc.                               0       50,700       50,700              0      5,916,690      5,916,690
                                                                                    -------------------------------------------
                                                                                       66,059,545      5,916,690     71,976,235
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE--13.8%
-------------------------------------------------------------------------------------------------------------------------------
BIOTECHNOLOGY--2.8%
BioMarin Pharmaceutical, Inc. 1                        0      244,400      244,400              0      4,360,096      4,360,096
-------------------------------------------------------------------------------------------------------------------------------
Celgene Corp. 1                                1,095,830      256,800    1,352,630     67,108,629     15,726,432     82,835,061
-------------------------------------------------------------------------------------------------------------------------------
Genentech, Inc. 1                              1,040,630      177,500    1,218,130     83,011,055     14,159,175     97,170,230
-------------------------------------------------------------------------------------------------------------------------------
Gilead Sciences, Inc. 1                          776,850      227,700    1,004,550     64,299,875     18,846,729     83,146,604
                                                                                    -------------------------------------------
                                                                                      214,419,559     53,092,432    267,511,991
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE EQUIPMENT & SUPPLIES--1.6%
Bard (C.R.), Inc.                                      0      165,000      165,000              0     13,927,650     13,927,650
-------------------------------------------------------------------------------------------------------------------------------
St. Jude Medical, Inc. 1                       1,549,240            0    1,549,240     66,137,056              0     66,137,056
-------------------------------------------------------------------------------------------------------------------------------
Varian Medical Systems, Inc. 1                 1,214,770      667,100    1,881,870     48,955,231     26,884,130     75,839,361
                                                                                    -------------------------------------------
                                                                                      115,092,287     40,811,780    155,904,067
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE PROVIDERS & SERVICES--2.9%
Cardinal Health, Inc.                                  0      164,400      164,400              0     11,912,424     11,912,424
-------------------------------------------------------------------------------------------------------------------------------
Medco Health Solutions, Inc. 1                 1,119,120      145,000    1,264,120     87,022,771     11,275,200     98,297,971
-------------------------------------------------------------------------------------------------------------------------------
Schein (Henry), Inc. 1                           844,080            0      844,080     45,183,602              0     45,183,602
-------------------------------------------------------------------------------------------------------------------------------
UnitedHealth Group, Inc.                               0      294,500      294,500              0     16,129,765     16,129,765
-------------------------------------------------------------------------------------------------------------------------------
WellPoint, Inc. 1                              1,334,460            0    1,334,460    108,638,389              0    108,638,389
                                                                                    -------------------------------------------
                                                                                      240,844,762     39,317,389    280,162,151
-------------------------------------------------------------------------------------------------------------------------------
HEALTH CARE TECHNOLOGY--0.1%
Allscripts Healthcare Solutions, Inc. 1                0      276,300      276,300              0      6,785,928      6,785,928
-------------------------------------------------------------------------------------------------------------------------------
LIFE SCIENCES TOOLS & SERVICES--2.4%
Covance, Inc. 1                                1,106,140            0    1,106,140     73,613,617              0     73,613,617
-------------------------------------------------------------------------------------------------------------------------------
Thermo Fisher Scientific, Inc. 1               2,413,780      326,000    2,739,780    131,792,388     17,799,600    149,591,988
                                                                                    -------------------------------------------
                                                                                      205,406,005     17,799,600    223,205,605
-------------------------------------------------------------------------------------------------------------------------------
PHARMACEUTICALS--4.0%
Allergan, Inc.                                   429,080            0      429,080     53,433,332              0     53,433,332
-------------------------------------------------------------------------------------------------------------------------------
Medicis Pharmaceutical Corp., Cl. A                    0      207,000      207,000              0      6,831,000      6,831,000
-------------------------------------------------------------------------------------------------------------------------------
Merck & Co., Inc.                                      0      265,000      265,000              0     13,899,250     13,899,250
-------------------------------------------------------------------------------------------------------------------------------
Novartis AG                                    1,386,330            0    1,386,330     77,930,128              0     77,930,128
-------------------------------------------------------------------------------------------------------------------------------
Roche Holding AG                                 660,696            0      660,696    121,264,256              0    121,264,256
-------------------------------------------------------------------------------------------------------------------------------
Schering Plough Corp.                                         334,500      334,500                    10,951,530     10,951,530
-------------------------------------------------------------------------------------------------------------------------------
Shionogi & Co. Ltd.                            1,878,000            0    1,878,000     32,251,602              0     32,251,602
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc                1,842,800            0    1,842,800     43,156,630              0     43,156,630
-------------------------------------------------------------------------------------------------------------------------------
Shire Pharmaceuticals Group plc, ADR                   0      352,900      352,900              0     24,614,775     24,614,775
                                                                                    -------------------------------------------
                                                                                      328,035,948     56,296,555    384,332,503
-------------------------------------------------------------------------------------------------------------------------------
INDUSTRIALS--9.2%
-------------------------------------------------------------------------------------------------------------------------------
AEROSPACE & DEFENSE--5.8%
Boeing Co.                                     1,423,210      172,800    1,596,010    143,160,694     17,381,952    160,542,646
-------------------------------------------------------------------------------------------------------------------------------
Empresa Brasileira de Aeronautica SA, ADR      1,200,900            0    1,200,900     58,219,632              0     58,219,632
-------------------------------------------------------------------------------------------------------------------------------
General Dynamics Corp.                           986,820      143,100    1,129,920     79,182,437     11,482,344     90,664,781
-------------------------------------------------------------------------------------------------------------------------------
Lockheed Martin Corp.                            629,770            0      629,770     61,780,437              0     61,780,437
-------------------------------------------------------------------------------------------------------------------------------
Precision Castparts Corp.                              0      135,700      135,700              0     16,224,292     16,224,292
-------------------------------------------------------------------------------------------------------------------------------
Rockwell Collins, Inc.                           521,710            0      521,710     36,869,246              0     36,869,246
-------------------------------------------------------------------------------------------------------------------------------
United Technologies Corp.                      1,891,880            0    1,891,880    133,472,134              0    133,472,134
                                                                                    -------------------------------------------
                                                                                      512,684,580     45,088,588    557,773,168
-------------------------------------------------------------------------------------------------------------------------------
AIR FREIGHT & LOGISTICS--0.1%
Expeditors International of Washington,
Inc.                                                   0      230,700      230,700              0     10,072,362     10,072,362
-------------------------------------------------------------------------------------------------------------------------------
COMMERCIAL SERVICES & SUPPLIES--0.8%
Corporate Executive Board Co. (The)            1,080,862            0    1,080,862     71,888,132              0     71,888,132
-------------------------------------------------------------------------------------------------------------------------------
CONSTRUCTION & ENGINEERING--0.2%
Quanta Services, Inc. 1                                0      450,000      450,000              0     13,504,500     13,504,500
-------------------------------------------------------------------------------------------------------------------------------
ELECTRICAL EQUIPMENT--0.7%
ABB Ltd.                                       3,234,565            0    3,234,565     69,191,381              0     69,191,381
-------------------------------------------------------------------------------------------------------------------------------
MACHINERY--0.7%
Bucyrus International, Inc., Cl. A                     0       89,700       89,700              0      6,364,215      6,364,215
-------------------------------------------------------------------------------------------------------------------------------
Joy Global, Inc.                                 845,180            0      845,180     47,862,543              0     47,862,543
-------------------------------------------------------------------------------------------------------------------------------
Oshkosh Truck Corp.                                    0      198,800      198,800              0     12,263,972     12,263,972
                                                                                    -------------------------------------------
                                                                                       47,862,543     18,628,187     66,490,730
-------------------------------------------------------------------------------------------------------------------------------
TRADING COMPANIES & DISTRIBUTORS--0.9%
Fastenal Co.                                   1,803,090      217,300    2,020,390     78,145,921      9,417,782     87,563,703
-------------------------------------------------------------------------------------------------------------------------------
INFORMATION TECHNOLOGY--33.5%
-------------------------------------------------------------------------------------------------------------------------------
COMMUNICATIONS EQUIPMENT--9.0%
Cisco Systems, Inc. 1                          9,686,150    1,644,400   11,330,550    260,751,158     44,267,248    305,018,406
-------------------------------------------------------------------------------------------------------------------------------
Corning, Inc. 1                                5,865,490    1,525,000    7,390,490    146,637,250     38,125,000    184,762,250
-------------------------------------------------------------------------------------------------------------------------------
F5 Networks, Inc. 1                              652,570      121,000      773,570     53,027,838      9,832,460     62,860,298
-------------------------------------------------------------------------------------------------------------------------------
QUALCOMM, Inc.                                 2,070,580      287,700    2,358,280     88,931,411     12,356,715    101,288,126
-------------------------------------------------------------------------------------------------------------------------------
Research in Motion Ltd. 1                        656,400      103,900      760,300    109,014,912     17,255,712    126,270,624
-------------------------------------------------------------------------------------------------------------------------------
Telefonaktiebolaget LM Ericsson,
Sponsored ADR                                  2,208,100            0    2,208,100     83,863,638              0     83,863,638
                                                                                    -------------------------------------------
                                                                                      742,226,207    121,837,135    864,063,342
-------------------------------------------------------------------------------------------------------------------------------
COMPUTERS & PERIPHERALS--4.9%
Apple, Inc. 1, 4                               1,377,300      423,500    1,800,800    167,424,588     51,480,660    218,905,248
-------------------------------------------------------------------------------------------------------------------------------
EMC Corp. 1                                    6,921,880    2,625,000    9,546,880    116,910,553     44,336,250    161,246,803
-------------------------------------------------------------------------------------------------------------------------------
Network Appliance, Inc. 1                      2,119,860      428,100    2,547,960     68,238,293     13,780,539     82,018,832
-------------------------------------------------------------------------------------------------------------------------------
Sun Microsystems, Inc. 1                               0    2,257,100    2,257,100              0     11,511,210     11,511,210
                                                                                    -------------------------------------------
                                                                                      352,573,434    121,108,659    473,682,093
-------------------------------------------------------------------------------------------------------------------------------
INTERNET SOFTWARE & SERVICES--5.8%
Akamai Technologies, Inc. 1                            0      145,700      145,700              0      6,441,397      6,441,397
-------------------------------------------------------------------------------------------------------------------------------
eBay, Inc. 1                                   4,140,240      599,200    4,739,440    134,806,214     19,509,952    154,316,166
-------------------------------------------------------------------------------------------------------------------------------
Google, Inc., Cl. A 1                            545,070       85,000      630,070    271,308,593     42,308,750    313,617,343
-------------------------------------------------------------------------------------------------------------------------------
Yahoo!, Inc. 1                                 2,448,770      458,200    2,906,970     70,279,699     13,150,340     83,430,039
                                                                                    -------------------------------------------
                                                                                      476,394,506     81,410,439    557,804,945
-------------------------------------------------------------------------------------------------------------------------------
IT SERVICES--3.5%
Affiliated Computer Services, Inc., Cl.
A 1                                            2,156,050            0    2,156,050    125,805,518              0    125,805,518
-------------------------------------------------------------------------------------------------------------------------------
Alliance Data Systems Corp. 1                    509,300            0      509,300     39,684,656              0     39,684,656
-------------------------------------------------------------------------------------------------------------------------------
Automatic Data Processing, Inc.                1,939,180            0    1,939,180     96,377,246              0     96,377,246
-------------------------------------------------------------------------------------------------------------------------------
Cognizant Technology Solutions Corp. 1           776,340            0      776,340     60,989,270              0     60,989,270
-------------------------------------------------------------------------------------------------------------------------------
VeriFone Holdings, Inc. 1                              0      285,200      285,200              0      9,876,476      9,876,476
                                                                                    -------------------------------------------
                                                                                      322,856,690      9,876,476    332,733,166
-------------------------------------------------------------------------------------------------------------------------------
SEMICONDUCTORS & SEMICONDUCTOR
EQUIPMENT--4.0%
Advanced Micro Devices, Inc. 1                 2,695,310            0    2,695,310     38,462,074              0     38,462,074
-------------------------------------------------------------------------------------------------------------------------------
ASML Holding NV 1                              1,888,300      563,700    2,452,000     48,661,491     14,526,549     63,188,040
-------------------------------------------------------------------------------------------------------------------------------
Broadcom Corp., Cl. A 1                        3,139,280      573,700    3,712,980     95,936,397     17,532,272    113,468,669
-------------------------------------------------------------------------------------------------------------------------------
Microchip Technology, Inc.                     1,728,920            0    1,728,920     70,159,574              0     70,159,574
-------------------------------------------------------------------------------------------------------------------------------
SiRF Technology Holdings, Inc. 1               1,180,210      230,000    1,410,210     25,610,557      4,991,000     30,601,557
-------------------------------------------------------------------------------------------------------------------------------
Texas Instruments, Inc.                        1,372,730      448,300    1,821,030     48,539,733     15,851,888     64,391,621
-------------------------------------------------------------------------------------------------------------------------------
Varian Semiconductor Equipment Associates,
Inc. 1                                                 0       95,700       95,700              0      4,033,755      4,033,755
                                                                                    -------------------------------------------
                                                                                      327,369,826     56,935,464    384,305,290
-------------------------------------------------------------------------------------------------------------------------------
SOFTWARE--6.3%
Activision, Inc. 1                                     0      639,500      639,500              0     12,655,705     12,655,705
-------------------------------------------------------------------------------------------------------------------------------
Adobe Systems, Inc. 1                          2,596,188      473,400    3,069,588    114,439,967     20,867,472    135,307,439
-------------------------------------------------------------------------------------------------------------------------------
Amdocs Ltd. 1                                  2,428,890      244,400    2,673,290     94,410,954      9,499,828    103,910,782
-------------------------------------------------------------------------------------------------------------------------------
Autodesk, Inc. 1                               2,104,830      457,800    2,562,630     95,664,524     20,807,010    116,471,534
-------------------------------------------------------------------------------------------------------------------------------
Electronic Arts, Inc. 1                          678,540      455,100    1,133,640     33,160,250     22,240,737     55,400,987
-------------------------------------------------------------------------------------------------------------------------------
Microsoft Corp.                                2,737,811            0    2,737,811     83,968,663              0     83,968,663
-------------------------------------------------------------------------------------------------------------------------------
Red Hat, Inc. 1                                2,365,770      515,000    2,880,770     58,103,311     12,648,400     70,751,711
-------------------------------------------------------------------------------------------------------------------------------
Salesforce.com, Inc. 1                           506,810            0      506,810     23,946,773              0     23,946,773
                                                                                    -------------------------------------------
                                                                                      503,694,442     98,719,152    602,413,594
-------------------------------------------------------------------------------------------------------------------------------
MATERIALS--3.4%
-------------------------------------------------------------------------------------------------------------------------------
CHEMICALS--3.3%
Monsanto Co.                                   2,775,220      508,700    3,283,920    170,953,552     31,335,920    202,289,472
-------------------------------------------------------------------------------------------------------------------------------
Praxair, Inc.                                  1,646,900            0    1,646,900    112,137,421              0    112,137,421
                                                                                    -------------------------------------------
                                                                                      283,090,973     31,335,920    314,426,893
-------------------------------------------------------------------------------------------------------------------------------
METALS & MINING--0.1%
Allegheny Technologies, Inc.                           0      105,000      105,000              0     12,136,950     12,136,950
-------------------------------------------------------------------------------------------------------------------------------
TELECOMMUNICATION SERVICES--3.0%
-------------------------------------------------------------------------------------------------------------------------------
DIVERSIFIED TELECOMMUNICATION
SERVICES--0.1%
NeuStar, Inc., Cl. A 1                                 0      378,400      378,400              0     10,996,304     10,996,304
-------------------------------------------------------------------------------------------------------------------------------
WIRELESS TELECOMMUNICATION SERVICES--2.9%
America Movil SA de CV, Series L               1,242,600            0    1,242,600     75,239,430              0     75,239,430
-------------------------------------------------------------------------------------------------------------------------------
American Tower Corp. 1                         2,187,900            0    2,187,900     94,473,522              0     94,473,522
-------------------------------------------------------------------------------------------------------------------------------
Crown Castle International Corp. 1             1,438,580            0    1,438,580     52,968,516              0     52,968,516
-------------------------------------------------------------------------------------------------------------------------------
NII Holdings, Inc. 1                             723,000            0      723,000     58,902,807              0     58,902,807
                                                                                    -------------------------------------------
                                                                                      281,584,275              0    281,584,275
-------------------------------------------------------------------------------------------------------------------------------

Total Common Stocks (Cost $6,104,353,746,
Cost $1,083,142,509, Combined
Cost $7,187,496,255)                                                                8,173,586,220  1,325,122,945  9,498,709,165

                                             EXPIRATION   STRIKE
                                                  DATES    PRICE     CONTRACTS   CONTRACTS   CONTRACTS
--------------------------------------------------------------------------------------------------------------------------------

OPTIONS PURCHASED--0.0%
Apple, Inc. Put                                 1/28/08   $  105             0          76          76       0   41,040   41,040
--------------------------------------------------------------------------------------------------------------------------------
Apple, Inc. Put                                 1/12/08       95             0       2,042       2,042       0  551,340  551,340
                                                                                                           ---------------------
Total Options Purchased (Cost $0,
Cost $1,908,909, Combined Cost $1,908,909)                                                                   0  592,380  592,380

                                          PRINCIPAL      PRINCIPAL   PRINCIPAL
                                          AMOUNT         AMOUNT      AMOUNT
------------------------------------------------------------------------------------------------------------------------------------

INVESTMENTS IN AFFILIATED COMPANIES--0.6%
Oppenheimer Institutional Money Market
Fund, Cl.E, 5.29% 2,3 (Cost $61,553,901,
Cost $557,986, Combined Cost $62,111,887) $ 61,553,901   $ 557,986   $ 62,111,887       61,553,901          557,986       62,111,887
------------------------------------------------------------------------------------------------------------------------------------

TOTAL INVESTMENTS, AT VALUE (COST
$6,165,907,647,COST $1,085,609,404,
COMBINED COST 7,251,517,051)                      99.8%      100.0%         100.0%   8,235,140,121    1,326,273,311    9,561,413,432
------------------------------------------------------------------------------------------------------------------------------------
OTHER ASSETS NET OF
LIABILITIES/LIABILITIES IN EXCESS OF
OTHER ASSETS                                       0.2         0.0            0.0       16,573,041         (235,708)      16,337,333
                                          ------------------------------------------------------------------------------------------
NET ASSETS                                       100.0%      100.0%         100.0%  $8,251,713,162   $1,326,037,603   $9,577,750,765
                                          ==========================================================================================

Footnotes to Statement of Investments

1. Non income producing security.

2. Is or was an affiliate, as defined in the Investment Company Act of 1940, at or during the period ended May 31, 2007 by virtue of the Fund, owning at least
5% of the voting securities of the issuer or as a result of the Fund and the issuer having the same investment advisor. Transactions during the period in which the issuer was an affiliate are as follows:

OPPENHEIMER CAPITAL APPRECIATION FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   845,894,240    784,340,339     61,553,901

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                    $61,553,901     $2,061,830

OPPENHEIMER GROWTH FUND

                                                              SHARES         GROSS          GROSS         SHARES
                                                     AUGUST 31, 2006     ADDITIONS     REDUCTIONS   MAY 31, 2007
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                --   111,531,739    110,973,753        557,986

                                                                                                        DIVIDEND
                                                                                            VALUE         INCOME
----------------------------------------------------------------------------------------------------------------

Oppenheimer Institutional Money Market Fund, Cl. E                                       $557,986        $72,892

3. Rate shown is the 7-day yield as of May 31, 2007.

4. A sufficient amount of liquid assets has been designated to cover outstanding written call options, as follows:

OPPENHEIMER GROWTH FUND

                    CONTRACTS   EXPIRATION   EXERCISE     PREMIUM
              SUBJECT TO CALL         DATE      PRICE    RECEIVED         VALUE
-------------------------------------------------------------------------------
Apple, Inc.             1,059      1/21/08   $    130   $ 348,928   $ 1,186,080

                     OPPENHEIMER CAPITAL APPRECIATION FUND

                                   FORM N-14

                                     PART C

                               OTHER INFORMATION

Item 15. - Indemnification

     Reference  is made to the  provisions  of Article  Seventh of  Registrant's
Amended  and  Restated  Declaration  of  Trust  filed as  Exhibit  16(1) to this
Registration Statement, and incorporated herein by reference.

     Insofar as indemnification for liabilities arising under the Securities Act of 1933, as amended (the "1933 Act") may be permitted to trustees,  officers and controlling  persons of  Registrant  pursuant  to the  foregoing  provisions  or otherwise, Registrant has been advised that in the opinion of the Securities and
Exchange  Commission such  indemnification is against public policy as expressed in the 1933 Act and is, therefore,  unenforceable. In the event that a claim for indemnification  against such liabilities  (other than the payment by Registrant of expenses  incurred  or paid by a trustee,  officer or  controlling  person of
Registrant  in the  successful  defense of any action,  suit or  proceeding)  is asserted by such trustee, officer or controlling person, Registrant will, unless in the  opinion  of its  counsel  the matter  has been  settled  by  controlling precedent,  submit to a court of appropriate  jurisdiction  the question whether such indemnification by it is against public policy as expressed in the 1933 Act and will be governed by the final adjudication of such issue.

Item 16. - Exhibits

     (1) Amended and  Restated  Declaration  of Trust dated  November  22, 2002:
Previously filed with Registrant's  Post-Effective Amendment No. 51, (10/23/06),
and incorporated herein by reference.

     (2) By-Laws as amended through 6/16/05:  Previously filed with Registrant's
Post-Effective Amendment No. 50, 12/23/05, and incorporated herein by reference.

     (3) Not Applicable.

     (4) Not Applicable.

     (5)  (i)  Specimen  Class  A  Share  Certificate:   Previously  filed  with
Registrant's  Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

     (ii) Specimen Class B Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

     (iii)  Specimen   Class  C  Share   Certificate:   Previously   filed  with
Registrant's  Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

     (iv) Specimen Class N Share Certificate: Previously filed with Registrant's
Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

     (v) Specimen Class Y Share Certificate:  Previously filed with Registrant's
Post-Effective Amendment No. 45, 10/28/02, and incorporated herein by reference.

     (6)  Amended and  Restated  Investment  Advisory  Agreement  dated  1/1/06:
Previously filed with  Registrant's  Post-Effective  Amendment No. 50, 12/23/05,
and incorporated herein by reference.

     (7) (i) General  Distributor's  Agreement dated 12/10/92:  Previously filed with  Registrant's  Post-Effective  Amendment No. 27, 3/2/94,  and  incorporated herein by reference.

     (ii)  Form of  Dealer  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iii)  Form of Broker  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (iv)  Form of  Agency  Agreement  of  OppenheimerFunds  Distributor,  Inc.:
Previously  filed  with  Post-Effective  Amendment  No.  34 to the  Registration
Statement of Oppenheimer Main Street Funds, Inc. (Reg. No.33-17850), (10/23/06),
and incorporated herein by reference.

     (v) Form of Trust Company Fund/SERV Purchase Agreement of  OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 45 to the
Registration  Statement  of  Oppenheimer  High Yield Fund  (Reg.  No.  2-62076),
(10/26/01), and incorporated herein by reference.

     (vi)  Form  of  Trust   Company   Agency   Agreement  of   OppenheimerFunds
Distributor,  Inc.: Previously filed with Post-Effective Amendment No. 34 to the
Registration   Statement  of   Oppenheimer   Main  Street  Funds,   Inc.   (Reg.
No.33-17850), (10/23/06), and incorporated herein by reference.

     (8) (i) Amended and Restated Retirement Plan for Non-Interested Trustees or
Directors dated 8/9/01: Previously filed with Post-Effective Amendment No. 34 to the Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg.
No. 2-82590), (10/25/01), and incorporated herein by reference.

     (ii)   Form   of    Deferred    Compensation    Plan   for    Disinterested
Trustees/Directors: Previously filed with Post-Effective Amendment No. 26 to the
Registration Statement of Oppenheimer Gold & Special Minerals Fund (Reg. No.
2-82590), (10/28/98), and incorporated by reference.

     (9) (i) Global Custody  Agreement dated August 16, 2002:  Previously  filed
with  the  Registrant's   Post-Effective  Amendment  No.  51,  (10/23/06),   and
incorporated herein by reference.

     (ii) Amendment dated October 2, 2003 to the Global Custody  Agreement dated
August 16, 2002:  Previously  filed with  Pre-Effective  Amendment  No. 1 to the
Registration  Statement  of  Oppenheimer  Principal  Protected  Trust  II  (Reg.
333-108093), (11/6/03), and incorporated herein by reference.

     (10) (i) Amended and Restated Service Plan and Agreement for Class A shares dated  October  26,  2005:  Previously  filed with  Registrant's  Post-Effective
Amendment No. 51, (10/23/06), and incorporated herein by reference.

     (ii) Amended and Restated  Distribution  and Service Plan and Agreement for
Class B shares  dated  October  26,  2005:  Previously  filed with  Registrant's
Post-Effective  Amendment  No.  51,  (10/23/06),   and  incorporated  herein  by
reference.

     (iii) Amended and Restated  Distribution and Service Plan and Agreement for
Class C shares  dated  October  26,  2005:  Previously  filed with  Registrant's
Post-Effective  Amendment  No.  51,  (10/23/06),   and  incorporated  herein  by
reference.

     (iv) Amended and Restated  Distribution  and Service Plan and Agreement for
Class N shares  dated  October  26,  2005:  Previously  filed with  Registrant's
Post-Effective  Amendment  No.  51,  (10/23/06),   and  incorporated  herein  by
reference.

     (v) Oppenheimer  Funds Multiple Class Plan under Rule 18f-3 updated through
10/24/06:   Previously  filed  with  Post-Effective  Amendment  No.  62  to  the
Registration  Statement of Oppenheimer  Capital Income Fund (Reg. No.  2-33043),
11/21/06, and incorporated herein by reference.

     (11) Opinion and Consent of Counsel: To be filed by Amendment.

     (12) Tax opinion: To be filed by Amendment.

     (13) Not Applicable.

     (14) (i) Consent of KPMG LLP for  Oppenheimer  Capital  Appreciation  Fund.
Filed herewith.

     (ii) Consent of KPMG LLP for Oppenheimer Growth Fund: Filed herewith.

     (15) Not Applicable.

     (16) (i) Power of Attorney  for all  Trustees/Directors  dated  October 11,
2006:  Previously filed with the Registrant's  Post-Effective  Amendment No. 51,
(10/23/06), and incorporated herein by reference.

     (ii)  Power of  Attorney  for  Brian W.  Wixted  dated  October  11,  2006:
Previously  filed  with  the  Registrant's   Post-Effective  Amendment  No.  51,
10/23/06, and incorporated herein by reference.

     (iii) Power of Attorney for David  Downes dated August 8, 2007:  Previously filed with the  Pre-Effective  Amendment No. 1 to the Registration  Statement on
Form N-14 of  Oppenheimer  Capital  Appreciation  Fund  (Reg.  No.  333-144564),
08/09/07, and incorporated herein by reference.

     (17) Not Applicable.

Item 17. - Undertakings

     (1) The undersigned  registrant  agrees that prior to any public reoffering of the securities  registered through the use of a prospectus which is a part of this  registration  statement  by any  person  or party  who is  deemed to be an underwriter  within the  meaning of Rule  145(c) of the  Securities  Act [17 CFR
230.145c],  the reoffering prospectus will contain the information called for by the  applicable  registration  form for the  reofferings  by persons  who may be deemed  underwriters,  in  addition to the  information  called for by the other items of the applicable form.

     (2) The undersigned  registrant  agrees that every prospectus that is filed under  paragraph  (1)  above  will be  filed  as a part of an  amendment  to the registration  statement  and will not be used until the  amendment is effective, and that, in determining any liability  under the 1933 Act, each  post-effective amendment shall be deemed to be a new  registration  statement or the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

                                 SIGNATURES

     As required by the  Securities Act of 1933, as amended,  this  registration statement has been signed on behalf of the  registrant,  in the City of New York and State of New York, on the 30th day of August, 2007.

                                      Oppenheimer Capital Appreciation Fund

                                      By:  /s/ John V. Murphy*
                                           -------------------------------------
                                           John V. Murphy, President,
                                           Principal Executive Officer & Trustee

     Pursuant  to  the   requirements  of  the  Securities  Act  of  1933,  this
Registration  Statement  has been signed below by the  following  persons in the capacities on the dates indicated:

Signatures                                  Title                                       Date

/s/ Brian F. Wruble*                        Chairman of the
Brian F. Wruble                             Board of Trustees                           August 30, 2007

/s/ John V. Murphy*                         President, Principal
John V. Murphy                              Executive Officer and Trustee               August 30, 2007

/s/ Brian W. Wixted*                        Treasurer, Principal                        August 30, 2007
Brian W. Wixted                             Financial & Accounting Officer

/s/ David K. Downes*                        Trustee                                     August 30, 2007
David K. Downes

/s/ Matthew P. Fink*                        Trustee                                     August 30, 2007
Matthew P.Fink

/s/ Robert G. Galli*                        Trustee                                     August 30, 2007
Robert G. Galli

/s/ Phillip A. Griffiths*                   Trustee                                     August 30, 2007
Phillip A. Griffiths

/s/ Mary F. Miller*                         Trustee                                     August 30, 2007
Mary F. Miller

/s/ Joel W. Motley*                         Trustee                                     August 30, 2007
Joel W. Motley

/s/ Russell S. Reynolds, Jr.*               Trustee                                     August 30, 2007
Russell S. Reynolds, Jr.

/s/ Joseph M. Wikler*                       Trustee                                     August 30, 2007
Joseph M. Wikler

/s/ Peter I. Wold*                          Trustee                                     August 30, 2007
Peter I. Wold

*By:     /s/ Mitchell J. Lindauer
         Mitchell J. Lindauer, Attorney-in-Fact

                    OPPENHEIMER CAPITAL APPRECIATION FUND

                        Registration No. 333-144755

                                EXHIBIT INDEX

Exhibit No.    Description

(14)           (i) Consent of KPMG LLP for Oppenheimer Capital Appreciation Fund

               (ii) Consent of KPMG LLP for Oppenheimer Growth Fund